As filed with the United States Securities and Exchange Commission on September 21, 2017

1933 Act File No. 333-36074

1940 Act File No. 811-09913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000

Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Peter A. Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 20, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Class F shares of the Invesco American Franchise Fund series of the Registrant (the “Fund”). No information relating to the Registrant’s other series or the Fund’s other share classes is amended or superseded hereby.

Explanatory Note

Post-Effective Amendment No. 69 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 70 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 69”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on January 10, 2017, EDGAR Accession No. 0001193125-17-006799, relating to the Class T and Class F shares of Invesco American Franchise Fund (the “Fund”).

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 82 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 83 under the Investment Company Act) (“PEA No. 82”) relating only to the Fund’s Class F shares is being filed solely for the purpose of designating October 20, 2017, as the new effective date for the Fund’s Class F shares, which were included in PEA No. 69.

The Prospectus and Statement of Additional Information for the Fund’s Class F shares included in Post-Effective Amendment No. 76 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 77 under the Investment Company Act), filed on May 31, 2017, EDGAR Accession No. 0001193125-17-189347, are incorporated by reference into this PEA No. 82.

Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 78 under the Investment Company Act), filed on June 5, 2017, EDGAR Accession No. 0001193125-17-194806, is incorporated by reference into this PEA No. 82.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 21st day of September, 2017.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	September 21, 2017
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	September 21, 2017
(David C. Arch)

/s/ James T. Bunch*	Trustee	September 21, 2017
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	September 21, 2017
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	September 21, 2017
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	September 21, 2017
(Martin L. Flanagan)

/s/ Cynthia Hostetler**	Trustee	September 21, 2017
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	September 21, 2017
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	September 21, 2017
(Prema Mathai-Davis)

/s/ Teresa M. Ressel**	Trustee	September 21, 2017
(Teresa M. Ressel)

/s/ Larry Soll*	Trustee	September 21, 2017
(Larry Soll)

/s/ Ann Barnett Stern**	Trustee	September 21, 2017
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	September 21, 2017
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	September 21, 2017
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	September 21, 2017
(Robert C. Troccoli)

/s/ Christopher L. Wilson**	Trustee	September 21, 2017
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	September 21, 2017
(Kelli Gallegos)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in the Registrant’s Post-Effective Amendment No. 70 on March 9, 2017.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in Registrant’s Post-Effective Amendment No. 71 filed on March 31, 2017.